Equity Method Investment - Equity Method Investment Information (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity method investment		$ 97,513	$ 96,080
Income (Loss) from Equity Method Investments		$ 0	0	$ 0
Minnesota Pipe Line Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		17.00%
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		$ 21,300	21,600
Equity method investment		97,500	96,100
Proceeds from Equity Method Investment, Dividends or Distributions	$ 2,600	13,100	7,500
Income (Loss) from Equity Method Investments	$ 1,400	$ 14,800	$ 2,200